INCOME TAXES - Components Of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 0	$ 0	$ 0
State	0	5	6
Total current	0	5	6
Deferred:
Federal	0	0	0
State	0	0	0
Total deferred	0	0	0
Income tax expense	$ 0	$ 5	$ 6